Fair Value Measurements and Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	$ 257,943	$ 253,291	$ 222,864	$ 339,435
Long-term debt	1,472,213	1,831,396
Finance lease, liability	$ 1,340,922	1,410,904
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis	The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2020		December 31, 2019
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 15a)	Level 1	257,943	257,943	253,291	253,291
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2	—	—	2,210	2,210
Interest rate swap agreements – liabilities	Level 2	(75,468)	(75,468)	(50,447)	(50,447)
Foreign currency contracts	Level 2	—	—	(202)	(202)
Cross currency swap agreements – assets	Level 2	4,505	4,505	—	—
Cross currency swap agreements – liabilities	Level 2	(20,022)	(20,022)	(42,104)	(42,104)
Non-recurring:
Vessels and equipment (note 19a)	Level 2	40,717	40,717	—	—
Other:
Loans to equity-accounted joint ventures (note 7)	(i)	116,632	(i)	126,546	(i)
Long-term debt – public (note 10)	Level 1	(352,260)	(359,581)	(345,824)	(358,005)
Long-term debt – non-public (note 10)	Level 2	(1,119,953)	(1,137,050)	(1,485,572)	(1,474,208)
Obligations related to finance leases (note 5a)	Level 2	(1,340,922)	(1,456,927)	(1,410,904)	(1,434,910)
(i)The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted cash - current and - long-term	$ 3,800	14,300
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in and advances to equity-accounted joint ventures (note 7)	116,632	126,546
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	352,260	345,824
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	257,943	253,291
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance lease, liability	1,340,922	1,410,904
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	1,119,953	1,485,572
Carrying Amount Asset (Liability) | Level 2 | Recurring | LPG Carriers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
At cost, less accumulated depreciation of $744,258 (2019 – $711,758)	40,717	0
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	0	2,210
Derivative Liability	75,468	50,447
Carrying Amount Asset (Liability) | Level 2 | Recurring | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Contracts, Liability, Fair Value Disclosure	0	202
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-Currency Interest Rate Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	4,505	0
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	20,022	42,104
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	359,581	358,005
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	257,943	253,291
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance lease, liability	1,456,927	1,434,910
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	1,137,050	1,474,208
Fair Value Asset (Liability) | Level 2 | Recurring | LPG Carriers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
At cost, less accumulated depreciation of $744,258 (2019 – $711,758)	40,717	0
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	0	2,210
Derivative Liability	75,468	50,447
Fair Value Asset (Liability) | Level 2 | Recurring | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Contracts, Liability, Fair Value Disclosure	0	202
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-Currency Interest Rate Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	4,505	0
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 20,022	$ 42,104